INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate

US Dollars $	For the Years Ended December 31,
	2015	2014
Tax Expense (benefit) at the Statutory Rate	(23,500)	(23,600)
State Income Taxes, Net of Federal Income Tax Benefit	(2,500)	(2,500)
Change in Valuation allowance	(26,000)	(26,100)
Total	-	-

Schedule of net deferred tax asset

	For the Years Ended December 31,
US Dollars $	2015	2014
Deferred tax assets	$55,600	$81,300
Valuation allowance	(55,600)	(81,300)
Net deferred tax asset	$-	$-